Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 15 - Subsequent Events

On March 16, 2012, we closed on an equity financing (the "2012 Equity Financing") as well as a restructuring of our outstanding senior convertible indebtedness (the "Debt Restructuring") resulting in complete satisfaction the senior indebtedness.  Net proceeds from the Equity Financing, after deducting the commissions and the estimated legal, printing and other costs and expenses related to the financing, were approximately $6.2 million.

The Company entered into a Securities Purchase Agreement ("SPA) dated March 13, 2012 with select institutional and other accredited investors for the private placement of 27,800,000 units of its securities.  The SPA included a purchase price of $.25 per unit, with each unit consisting of one share of common stock and two forms of Warrant: (1) The "A" Warrant grants the investors the right to purchase an additional share of common stock for each two shares of common stock purchased, for a term of six years and at an exercise price of $.35 per share; and (2) the "B" Warrant, will not be exercisable unless and until the occurrence of a future issuance of our stock at less than $0.25 per share, but, in the event of such issuance, grants the investors the right to acquire additional shares at a price of $0.05 per share to reduce the impact of dilution caused by such future issuance, but in no event shall the number of shares issuable under the B Warrant cause the Company to exceed the number of authorized common shares. The shares in excess of our authorized shares that would have been issuable under the B Warrant shall be "net settled" by payment of cash in an amount equal to the number of shares in excess of the authorized common shares multiplied by the closing price of our common stock as of the trading day immediately prior to the applicable date of the exercise of such B Warrant. The B Warrant shall be extinguished upon the earlier of: (a) a subsequent financing of at least five million dollars and terms no more favorable than that received by investors in the 2012 Equity Financing; (b) after the effective date of the registration statement registering securities issued in the Equity Financing if the volume-weighted average closing price of the Company's common stock exceeds $.50 per share for a period of 30 trading days and no Volume Failure (as defined in the B Warrant) (measuring the daily average dollar volume of our Common Stock against a minimum volume of $500,000 per day) exists during such period, and the Company is then current in its public filings; or (c) 78 months.

In addition to commission of 10% of the gross offering proceeds paid in cash to the placement agents, the Company also issued to the placement agents warrants to acquire up to 4,170,000 of our common stock at an exercise price of $.35 per share.  The warrants have a six year life.

On December 28, 2011, the Company entered into a bridge loan transaction with six individuals and one trust pursuant to which the Company issued unsecured notes in the aggregate principal amount of $1.3 million.  The bridge loan maturity date was extended on February 28, 2012, to a date the earlier of nine months from the original maturity date or the completion of an offering of the Company's securities that results in gross proceeds to the Company of at least $12 million. In consideration of the extension, the Company issued warrants to the holders to acquire up to 247,500 shares of our common stock at an exercise price of $.35 per share.  The warrants have a six year life.

In connection with the 2012 Equity Financing and under the terms of the SPA, two of the above described bridge lenders converted the principal balance of their portion of the bridge loan in the amount of $ 400,000 to common stock and warrants as part of and on the same terms as the 2012 Equity Financing.  In addition, one other entity converted the amount owed by the Company for equipment purchases in the amount of $500,000 to common stock and warrants as part of and on the same terms as the 2012 Equity Financing.

Effective March 16, 2012, the Company also closed on the Debt Restructuring.  In connection therewith, the Company paid $2.75 million to Castlerigg Master Investment Ltd. ("Castlerigg"), and issued to Castlerigg 2,000,000 shares of common stock in full and complete satisfaction of the senior convertible note and approximately $84,000 of accrued interest. In connection with the Debt Restructuring, we also issued 586,164 shares of our common stock to Philadelphia Brokerage Company, one of our placement agents, for its services in negotiating and closing the Debt Restructuring.

Effective March 16, 2012, the conversion price of the Company's unsecured convertible note reset to $.25 per share, the offering price in the 2012 Equity Financing.  The note is now convertible into 4,000,000 shares of our common stock instead of 1,666,667 shares of our common stock.

On January 30, 2012, we issued 250,000 shares of our common stock to a holder of options to acquire 500,000 shares of our common stock in exchange for the cancellation of the options.

In January 2012 we issued 20,000 options to one employee of the company.